QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
PractusTM LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 06/30/2018

ITEM 1. SCHEDULE OF INVESTMENTS

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (unaudited)

	Shares	Fair Value

CORPORATE BONDS - 24.38%

ARGENTINA - 1.98%
Argentina, 5.6250%	250,000	$234,250

BRAZIL - 6.31%
Banco Votorantim, 7.375%	200,000	208,200
Petrobras Global Finance, 6.125%	68,000	69,326
Petrobras Global Finance, 4.375%	500,000	469,750

		747,276

EL SALVADOR - 1.71%
Agricola Senior Trust 6.75%	200,000	202,974

GERMANY - 1.63%
Deutsche Bank NY 3.520%	200,000	193,799

GREAT BRITAIN - 1.04%
Barclays Bank PLC 9.000%	12,500	122,743

GUATEMALA - 1.71%
Agromercantil Senior Tr 6.250% Ser REGS	200,000	202,414

MEXICO - 5.10%
Credito Real SAB DE CV, 7.250%	250,000	248,100
Financiera Independ 8.00%	250,000	206,250
Petroleos Mexicanos 3.32361%	150,000	150,063

		604,413

PANAMA - 1.65%
Global Bank Corp., 4.500%	200,000	195,200

SWITZERLAND - 0.66%
Credit Suisse AG 11%	10,000	78,000

UNITED STATES - 2.59%
SESI LLC, 7.125%	150,000	152,812
Whiting Pete Corp NE, 5.750%	150,000	153,670

		306,482

TOTAL CORPORATE BONDS - 24.38%		2,887,551

COMMON STOCK - 16.38%

BELGIUM - 2.98%
Anheuser- Busch InBev SA ADR	3,500	352,660

BRAZIL - 2.12%
Petroleo Brasileiro S.A. ADR	25,000	250,750

GREAT BRITAIN - 0.04%
Barclays PLC ADR	431	4,323

MEXICO - 4.31%
Cemex SAB de CV ADR	77,900	511,024

SPAIN - 2.43%
Banco Santander SA ADR	53,953	288,109

UNITED STATES - 4.50%
Chubb LTD	1,200	152,424
Goldman Sachs Group	1,100	242,627
LAM Research Corp.	800	138,280

		533,331

TOTAL COMMON STOCKS - 16.38%		1,940,197

EXCHANGE TRADED FUNDS - 5.64%
iShares MSCI Eurozone ETF	3,600	147,636
iShares Europe ETF	3,500	156,485
iShares MSCI Europe Financials ETF	18,000	364,140

		668,261

TOTAL EXCHANGE TRADED FUNDS - 5.64%		668,261

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (unaudited)

	Shares	Fair Value

SHORT TERM INVESTMENTS - 70.77%

MONEY MARKET FUNDS - 53.94%
UMB Money Market Fund - 0.0685%*	5,117,654	$5,117,654
Morgan Stanley Institutional Liquidity Fund - 1.82%*	1,271,729	1,271,729

		6,389,383

U.S. GOVERNMENT SECURITIES - 16.83%
MATURES IN LESS THAN 1 YEAR
U.S. Treasury Bill, Matures August 30, 2018	1,000,000	996,960
U.S. Treasury Bill, Matures September 20, 2018	1,000,000	995,844

		1,992,804

TOTAL SHORT TERM INVESTMENTS - 70.77%		8,382,187

TOTAL INVESTMENTS - 117.17%		13,878,196
Liabilities in excess of other assets - (17.17)%		(2,033,846)

NET ASSETS - 100.00%		$11,844,350

* Effective 7 day yield as of June 30, 2018.

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.

Security Valuation
In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Corporate Bonds	$–	$2,887,551	$–	$2,887,551
Common Stock	1,940,197	–	–	1,940,197
Exchange Traded Funds	668,261			668,261
Short Term Investments	8,382,187	–	–	8,382,187

Total Investments	$10,990,645	$2,887,551	$–	$13,878,196

There were no transfers to or from Level 3 during the quarter. There were no transfers of securities between Levels 1 and 2 during the quarter.

At June 30, 2018, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $14,098,179 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$93,211
Gross unrealized depreciation	(313,194)

Net unrealized depreciation	$(219,983)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1   Certification of Principal Executive Officer

99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert David A. Bogaert Principal Executive Officer

Date:	August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert David A. Bogaert Principal Executive Officer

Date:	August 27, 2018

By:	/s/ Karen Shupe Karen Shupe Principal Financial Officer

Date:	August 27, 2018